Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not currently grant stock options, stock appreciation rights, or similar option-like awards as part of its compensation program. In the past, the Company granted stock options under the 2018 Plan which represented options to purchase certain shares of Class A Common Stock at a future date determined in accordance with the participant’s award agreement. Stock options expire at the 10th anniversary of the grant date. Stock options may not be transferred by the participant. Unless otherwise provided by our compensation committee, any stock options which have not vested prior to the participant’s termination of service are forfeited. The Company does not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of equity compensation.

Award Timing Method	the Company granted stock options under the 2018 Plan which represented options to purchase certain shares of Class A Common Stock at a future date determined in accordance with the participant’s award agreement.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false